Share-based payments	12 Months Ended
Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments

24 Share-based payments

The Group operates a number of share-based payment arrangements of which the two principal ones are:

Long-Term Incentive Plan (LTIP)

Nil-cost options exercisable after three years from date of grant with a contractual life of 10 years. Payout is subject to performance conditions based on earnings per share (40% of grant), operating cash flow (20% of grant),  total shareholder return (20% of grant)  and net turnover (20% of grant) in 2019, 2018 and 2017. Total shareholder return combines the share price and dividend performance of the Company by reference to one comparator group. Participants are not entitled to dividends prior to the exercise of the options. A cash equivalent dividend accrues through the vesting period and is paid on vesting. Both equity and cash-settled LTIP awards are granted in March each year.

Following the acquisition of RAI on 25 July 2017, underlying RAI shares for LTIPs were replaced with BAT American Depositary Shares (ADS). LTIP awards for ADSs are measured against the performance conditions of RAI at the maximum of 150% at the vesting date. Equity-settled LTIPs were granted by RAI in March each year with options exercisable after three years from the date of grant with the payment made no later than 90 days from date of vesting. Participants are not entitled to dividends prior to exercise of the options.

Deferred Share Bonus Scheme (DSBS)

Free ordinary shares released three years from date of grant and may be subject to forfeit if a participant leaves employment before the end of the three-year holding period. Participants receive a separate payment equivalent to a proportion of the dividend payment during the holding period. Both equity and cash-settled deferred shares are granted in March each year.

The Group also has a number of other arrangements which are not material for the Group and these are as follows:

Sharesave Scheme (SAYE)

Options granted in March each year from 2011 onwards (previously November until 2009 and no options were granted during 2010) by invitation at a 20% discount to the market price. Options to this equity-settled scheme are exercisable at the end of a three-year or five-year savings contract. Participants are not entitled to dividends prior to the exercise of the options. The maximum amount that can be saved by a participant in this way is £6,000 in any tax year.

Share Reward Scheme (SRS) and International Share Reward Scheme (ISRS)

Free shares granted in April each year (maximum £3,600 in any year) under the equity-settled schemes are subject to a three-year holding period. Participants receive dividends during the holding period which are reinvested to buy further shares.

Partnership Share Scheme

Open to all eligible employees, where employees can allocate part of their pre-tax salary to purchase shares in British American Tobacco p.l.c.. The maximum amount that can be allocated in this way to any individual is £1,800 in any tax year. The shares purchased are held in a UK-based trust and are normally capable of transfer to participants tax-free after a five-year holding period.

Share-based payment expense

The amounts recognised in the income statement in respect of share-based payments were as follows:

	2019		2018		2017

	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m

LTIP (note (a))	58	1	70	–	56	3

DSBS (note (b))	50	4	44	2	42	9

Other schemes	7	–	7	–	7	–

Total recognised in the income statement (note 3(a))	115	5	121	2	105	12

Share-based payment liability

The Group issues to certain employees cash-settled share-based payments that require the Group to pay the intrinsic value of these share-based payments to the employee at the date of exercise. The Group has recorded liabilities in respect of vested and unvested grants at the end of 2019 and 2018:

	2019		2018

	Vested £m	Unvested £m	Vested £m	Unvested £m

LTIP	0.5	2.8	0.5	2.6

DSBS	0.3	6.2	0.2	6.1

Total liability	0.8	9.0	0.7	8.7

(a) Long-Term incentive Plan

Details of the movements for the equity- and cash-settled LTIP scheme during the years ended 31 December 2019 and 31 December 2018, were as follows:

	2019		2018

	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands

Outstanding at start of year	6,908	306	6,030	378

Granted during the period	4,552	202	3,067	66

Exercised during the period	(1,045)	(129)	(1,739)	(102)

Forfeited during the period	(1,222)	(61)	(450)	(36)

Outstanding at end of year	9,193	318	6,908	306

Exercisable at end of year	739	25	676	22

As at 31 December 2019, the Group has 9,193,000 shares (2018: 6,908,000 shares) outstanding which includes 2,479,057 shares (2018: 1,208,129 shares) which are related to RAI LTIP awards from which 43,924 shares (2018: 72,033 shares) are exercisable at the end of the year.

The weighted average British American Tobacco p.l.c. share price at the date of exercise for share options exercised during the period was £28.31 (2018: £38.90; 2017: £51.95) for equity-settled and £30.87 (2018: £40.62; 2017: £52.08) for cash-settled options.

The weighted average British American Tobacco p.l.c. share price for ADS on the New York Stock Exchange at the date of exercise for share options exercised during the period relating to equity-settled RAI LTIP awards was US$36.35 (2018: US$51.43).

The outstanding shares for the year ended 31 December 2019 had a weighted average remaining contractual life of 8.2 years (2018: 8.1 years; 2017: 8.1 years) for the equity-settled scheme, 1.93 years for RAI equity-settled (2018: 1.91 years scheme; 2017: 2.17 years) and 8.3 years (2018: 8.1 years; 2017: 8.3 years) for the cash-settled share-based payment arrangements.

(b) Deferred Share Bonus Scheme

Details of the movements for the equity- and cash-settled DSBS scheme during the years ended 31 December 2019 and 31 December 2018, were as follows:

	2019		2018

	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands

Outstanding at start of year	3,248	281	2,962	382

Granted during the period	2,097	202	1,262	66

Exercised during the period	(1,500)	(184)	(940)	(145)

Forfeited during the period	(97)	(17)	(36)	(22)

Outstanding at end of year	3,748	282	3,248	281

Exercisable at end of year	90	6	79	5

The weighted average British American Tobacco p.l.c. share price at the date of exercise for share options exercised during the financial year was £28.40 (2018: £40.00; 2017: £52.52) for equity-settled and £30.06 (2018: £40.51; 2017: £52.50) for cash-settled options.

The outstanding shares for the year ended 31 December 2019 had a weighted average remaining contractual life of 1.5 years (2018: 1.3 years; 2017: 1.3 years) for the equity-settled scheme and 1.5 years (2018: 1.1 years; 2017: 1.2 years) for the cash-settled scheme.

Valuation assumptions

Assumptions used in the Black-Scholes models to determine the fair value of share options at grant date were as follows:

	2019		2018

	LTIP	DSBS	LTIP	DSBS

Expected volatility (%)	22.0	22.0	18.0	18.0

Average expected term to exercise (years)	3.5	3.0	3.5	3.0

Risk-free rate (%)	0.7	0.7	1.0	1.0

Expected dividend yield (%)	6.5	6.5	5.0	5.0

Expected dividend yield (%) - Management Board	6.0	6.0	5.0	5.0

Share price at date of grant (£)	30.83	30.83	38.94	38.94

Share price at date of grant (£) - Management Board	33.28	33.28	38.94	38.94

Fair value at grant date (£)	21.93	25.35	29.39	33.50

Fair value at grant date (£) - Management Board	24.03	25.35	29.39	33.50

Market condition features were incorporated into the Monte-Carlo models for the total shareholder return elements of the LTIP, in determining fair value at grant date. Assumptions used in these models were as follows:

	2019	2018

	LTIP	LTIP

Average share price volatility FMCG comparator group (%)	18	18

Average correlation FMCG comparator group (%)	28	31

Fair values determined from the Black-Scholes and Monte-Carlo models use assumptions revised at the end of each reporting period for cash-settled share-based payment arrangements.

The expected British American Tobacco p.l.c. share price volatility was determined taking account of the return index (the share price index plus the dividend reinvested) over a five-year period. The FMCG share price volatility and correlation was also determined over the same periods. The average expected term to exercise used in the models has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioural conditions, forfeiture and historical experience.

The risk-free rate has been determined from market yield curves for government gilts with outstanding terms equal to the average expected term to exercise for each relevant grant. The expected dividend yield was determined by calculating the yield from the last two declared dividends divided by the grant share price.

In addition to these valuation assumptions, LTIP awards contain earnings per share performance conditions. As these are non-market performance conditions they are not included in the determination of fair value of share options at the grant date, however they are used to estimate the number of awards expected to vest. This pay-out calculation is based on expectations published in analysts' forecasts.